Expense Example - Federated Hermes Government Income Fund	Jan. 31, 2026 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
SS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329